ERShares Private-Public Crossover ETF

Consolidated Schedule of Investments

3/31/2026

COMMON STOCK (99.30%)	Shares	Value
Communications (18.05%)
Alphabet, Inc.	31,379	$9,023,345
AppLovin Corp.(a)	20,445	8,137,110
Arista Networks, Inc.(a)	101,192	12,424,354
DoorDash, Inc.(a)	53,120	7,975,968
Meta Platforms, Inc.	27,988	16,012,775
Reddit, Inc.(a)	41,206	5,548,388
Roku, Inc.(a)	56,514	5,347,355
Trade Desk, Inc.(a)	224,999	5,105,227
Ubiquiti, Inc.	16,925	13,375,658
Total Communications		82,950,180

Consumer, Cyclical (1.93%)
Tesla, Inc.(a)	23,903	8,885,940

Consumer, Non-cyclical (10.71%)
Affirm Holdings, Inc.(a)	109,917	5,036,397
Exelixis, Inc.(a)	171,479	7,354,734
Globus Medical, Inc.(a)	83,678	7,209,696
Medpace Holdings, Inc.(a)	14,130	6,785,085
Natera, Inc.(a)	40,033	8,006,200
ResMed, Inc.	38,046	8,540,566
Toast, Inc.(a)	238,280	6,316,803
Total Consumer, Non-cyclical		49,249,481

Financial (5.24%)
Coinbase Global, Inc.(a)	30,073	5,251,046
Interactive Brokers Group, Inc.	166,843	11,190,160
Robinhood Markets, Inc.(a)	99,412	6,889,252
SPV EXPOSURE TO KLARNA(a)(b)	57,579	753,709
Total Financial		24,084,167

Industrial (48.44%)
Anduril Holdings SPV LP(a)(b)(c)(d)	3,000,000	3,000,000
Axon Enterprise, Inc.(a)	16,049	6,815,850
ROCKET LAB USA INC REGISTERED SHS -A-(a)	118,539	7,612,574
SPV Exposure to SpaceX, LLC(a)(b)(c)(d)(e)	205,240,465	205,240,465
Total Industrial		222,668,889

Technology (14.93%)
MongoDB, Inc.(a)	22,881	5,600,582
NVIDIA Corp.	111,190	19,391,536
Oracle Corp.	54,178	7,970,126
Palantir Technologies, Inc.(a)	83,203	12,170,935
Pegasystems, Inc.	125,843	5,355,878
UiPath, Inc.(a)	434,882	4,827,190
Veeva Systems, Inc.(a)	40,574	7,127,229
Zscaler, Inc.(a)	44,102	6,187,070
Total Technology		68,630,546

TOTAL COMMON STOCK
(Cost $459,445,658)		456,469,203

TOTAL INVESTMENTS (99.30%)
(Cost $459,445,658)		456,469,203

Other Assets In Excess Of Liabilities (0.70%)		3,234,172
NET ASSETS (100.00%)		$459,703,375

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Level 3 securities fair valued using significant unobservable inputs.
(d)	Restricted investments as to resale.
(e)	Delaware limited partnership holding investments in underlying SPVs holding investments in Space Exploration Technology, Corp.

SPV-	Special Purpose Vehicle

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Common Stock	$247,475,029	$–	$208,994,174	$456,469,203
Total	$247,475,029	$–	$208,994,174	$456,469,203
Derivative Instruments
Total	$–	$–	$–	$–